Document And Entity Information	12 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Entity Registrant Name	Sino-Global Shipping America, Ltd.
Entity Central Index Key	0001422892
Entity Filer Category	Smaller Reporting Company